Disposal of the Discontinued Operations of the NFID Business - Schedule of Operating Result of Discontinued Operations of the NFID Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Result of Discontinued Operations of the NFID Business [Abstract]
Product sales, net
Cost of sales
Gross loss
Total operating and other non-operating expenses		(69,600)
Loss from discontinued operations		$ (69,600)